UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                    Oppenheimer Quest Opportunity Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

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ITEM 1. REPORTS TO STOCKHOLDERS.

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TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK HOLDINGS
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General Electric Co.                                                        4.7%
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Fannie Mae                                                                  3.8
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Freddie Mac                                                                 3.7
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Wal-Mart Stores, Inc.                                                       3.7
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Pfizer, Inc.                                                                3.4
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Sanofi-Aventis SA, ADR                                                      3.3
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ConocoPhillips                                                              2.7
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Anthem, Inc.                                                                2.6
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AFLAC, Inc.                                                                 2.6
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XL Capital Ltd., Cl. A                                                      2.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
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Thrifts & Mortgage Finance                                                  7.5%
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Oil & Gas                                                                   7.5
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Pharmaceuticals                                                             6.8
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Metals & Mining                                                             6.7
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Industrial Conglomerates                                                    6.7
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Insurance                                                                   5.7
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Diversified Financial Services                                              5.1
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Communications Equipment                                                    4.4
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Food & Staples Retailing                                                    4.0
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Hotels, Restaurants & Leisure                                               4.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.


                  7 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

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TOP HOLDINGS AND ALLOCATIONS
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PORTFOLIO ALLOCATION

                                   [GRAPHIC]
            EDGAR REPRESENTATION OF NUMBERS USED IN PRINTED GRAPHIC
Stocks                  89.9%
Cash Equivalents         6.4
Bonds and Notes          3.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments (excluding investments purchased with cash collateral from securities loaned).
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                  8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Quest Opportunity Value Fund produced solid performance for its fiscal year ended October 31, 2004. Having said that, we should point out that we believe the Fund might have performed better had we maintained a higher allocation to bonds and positioned the bond portfolio more aggressively.
   Throughout the period, we anticipated a healthy rebound in the U.S. economy and corporate earnings, accompanied by rising levels of hiring and capital spending by businesses. We also noted that stocks in certain sectors, such as consumer staples, utilities and health care, appeared relatively expensive. With these points in mind, we increased the Fund's allocation to equities to 88% of assets (as of October 31, 2004). We also emphasized sectors and securities we believed had room to appreciate in a growing worldwide economy (e.g., energy, raw materials and technology) and pared back our exposure to the more richly valued sectors and areas that we believed would be negatively impacted by rising interest rates (primarily financial stocks).
   The emphasis on energy and raw materials was the primary source of the Fund's solid performance. Worldwide demand trends, boosted by rapidly developing countries like China, kept prices for oil and commodities high even as the U.S. economic expansion showed signs of weakness. Our holdings of integrated oil companies BP, plc and ConocoPhillips made the largest contributions to total return. Conversely, our investments in technology companies like the world's largest maker of semiconductor production equipment, the largest semiconductor maker and Nokia Oyj, generally detracted from results for the period. The entire technology sector lagged as capital spending became increasingly anemic in the second half of the period. The largest detractor from performance, however, was a financial stock, Marsh & McLennan. Like many investors, we believed this to be a high-quality company and were shocked to discover that it was under investigation for the serious charge of bid rigging. We exited the position immediately upon learning of the investigation.
   In keeping with our upbeat view of the economy, we took a persistently defensive stance on bonds. We reduced bonds to 10% of assets as of October 31, 2004, investing in shorter-term bonds and money market instruments. As a result, the Fund did not participate as fully as it might have when the U.S. economic recovery lost momentum, sparking lower yields and higher prices among long-term bonds during the second half of the year.


                  9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

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FUND PERFORMANCE DISCUSSION
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COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on December 16, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
   The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                 10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

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CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Quest Opportunity Value Fund SM (Class A)
S&P 500 Index

                                   [GRAPHIC]
            EDGAR REPRESENTATION OF NUMBERS USED IN PRINTED GRAPHIC

                 Oppenheimer Quest
                 Opportunity Value
                 Fund SM (Class A)         S&P 500 Index
10/31/1994            $ 9,425                $10,000
01/31/1995              9,409                 10,032
04/30/1995             10,619                 11,046
07/31/1995             12,147                 12,142
10/31/1995             12,242                 12,641
01/31/1996             13,441                 13,907
04/30/1996             14,053                 14,380
07/31/1996             13,537                 14,152
10/31/1996             15,126                 15,685
01/31/1997             16,569                 17,568
04/30/1997             16,402                 17,992
07/31/1997             18,996                 21,527
10/31/1997             18,554                 20,720
01/31/1998             19,156                 22,294
04/30/1998             21,117                 25,381
07/31/1998             20,271                 25,683
10/31/1998             19,635                 25,280
01/31/1999             20,404                 29,541
04/30/1999             22,701                 30,921
07/31/1999             22,101                 30,872
10/31/1999             22,838                 31,768
01/31/2000             22,074                 32,596
04/30/2000             22,132                 34,050
07/31/2000             21,448                 33,640
10/31/2000             23,481                 33,699
01/31/2001             24,612                 32,303
04/30/2001             24,970                 29,636
07/31/2001             24,853                 28,822
10/31/2001             22,826                 25,312
01/31/2002             23,220                 27,091
04/30/2002             22,814                 25,897
07/31/2002             20,371                 22,015
10/31/2002             19,493                 21,490
01/31/2003             19,064                 20,858
04/30/2003             19,757                 22,451
07/31/2003             21,106                 24,357
10/31/2003             22,358                 25,958
01/31/2004             24,041                 28,064
04/30/2004             23,279                 27,585
07/31/2004             23,705                 27,563
10/31/2004             24,213                 28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04
1-Year  2.08%    5-Year  -0.02%    10-Year  9.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.

                 11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Quest Opportunity Value Fund SM (Class B)
S&P 500 Index

                                   [GRAPHIC]
             EDGAR REPRESENTATION OF NUMBERS USED IN PRINTED GRAPHIC

                 Oppenheimer Quest
                 Opportunity Value
                 Fund SM (Class B)         S&P 500 Index
10/31/1994            $10,000                 $10,000
01/31/1995              9,967                  10,032
04/30/1995             11,236                  11,046
07/31/1995             12,835                  12,142
10/31/1995             12,919                  12,641
01/31/1996             14,163                  13,907
04/30/1996             14,793                  14,380
07/31/1996             14,233                  14,152
10/31/1996             15,881                  15,685
01/31/1997             17,375                  17,568
04/30/1997             17,182                  17,992
07/31/1997             19,869                  21,527
10/31/1997             19,383                  20,720
01/31/1998             19,992                  22,294
04/30/1998             22,011                  25,381
07/31/1998             21,098                  25,683
10/31/1998             20,408                  25,280
01/31/1999             21,187                  29,541
04/30/1999             23,544                  30,921
07/31/1999             22,887                  30,872
10/31/1999             23,616                  31,768
01/31/2000             22,793                  32,596
04/30/2000             22,820                  34,050
07/31/2000             22,081                  33,640
10/31/2000             24,151                  33,699
01/31/2001             25,314                  32,303
04/30/2001             25,682                  29,636
07/31/2001             25,562                  28,822
10/31/2001             23,477                  25,312
01/31/2002             23,882                  27,091
04/30/2002             23,465                  25,897
07/31/2002             20,952                  22,015
10/31/2002             20,049                  21,490
01/31/2003             19,607                  20,858
04/30/2003             20,320                  22,451
07/31/2003             21,707                  24,357
10/31/2003             22,995                  25,958
01/31/2004             24,727                  28,064
04/30/2004             23,943                  27,585
07/31/2004             24,381                  27,563
10/31/2004             24,904                  28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04
1-Year  2.46%   5-Year  0.17%   10-Year  9.55%

                 12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Quest Opportunity Value Fund SM (Class C)
S&P 500 Index

                                   [GRAPHIC]
            EDGAR REPRESENTATION OF NUMBERS USED IN PRINTED GRAPHIC

                 Oppenheimer Quest
                 Opportunity Value
                 Fund SM (Class C)         S&P 500 Index
10/31/1994            $10,000                 $10,000
01/31/1995              9,972                  10,032
04/30/1995             11,237                  11,046
07/31/1995             12,836                  12,142
10/31/1995             12,916                  12,641
01/31/1996             14,158                  13,907
04/30/1996             14,783                  14,380
07/31/1996             14,223                  14,152
10/31/1996             15,872                  15,685
01/31/1997             17,369                  17,568
04/30/1997             17,169                  17,992
07/31/1997             19,858                  21,527
10/31/1997             19,372                  20,720
01/31/1998             19,979                  22,294
04/30/1998             21,999                  25,381
07/31/1998             21,086                  25,683
10/31/1998             20,396                  25,280
01/31/1999             21,172                  29,541
04/30/1999             23,528                  30,921
07/31/1999             22,877                  30,872
10/31/1999             23,607                  31,768
01/31/2000             22,783                  32,596
04/30/2000             22,818                  34,050
07/31/2000             22,085                  33,640
10/31/2000             24,140                  33,699
01/31/2001             25,265                  32,303
04/30/2001             25,593                  29,636
07/31/2001             25,433                  28,822
10/31/2001             23,326                  25,312
01/31/2002             23,692                  27,091
04/30/2002             23,239                  25,897
07/31/2002             20,720                  22,015
10/31/2002             19,791                  21,490
01/31/2003             19,321                  20,858
04/30/2003             19,991                  22,451
07/31/2003             21,314                  24,357
10/31/2003             22,538                  25,958
01/31/2004             24,192                  28,064
04/30/2004             23,384                  27,585
07/31/2004             23,761                  27,563
10/31/2004             24,222                  28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04
1-Year  6.48%   5-Year  0.52%   10-Year  9.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                 13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Quest Opportunity Value Fund SM (Class N)
S&P 500 Index

                                   [GRAPHIC]
            EDGAR REPRESENTATION OF NUMBERS USED IN PRINTED GRAPHIC

                 Oppenheimer Quest
                 Opportunity Value
                 Fund SM (Class N)         S&P 500 Index
03/01/2001            $10,000                 $10,000
04/30/2001             10,221                  10,094
07/31/2001             10,170                   9,817
10/31/2001              9,337                   8,621
01/31/2002              9,496                   9,227
04/30/2002              9,326                   8,821
07/31/2002              8,327                   7,499
10/31/2002              7,957                   7,320
01/31/2003              7,772                   7,104
04/30/2003              8,054                   7,647
07/31/2003              8,599                   8,296
10/31/2003              9,102                   8,841
01/31/2004              9,779                   9,559
04/30/2004              9,461                   9,396
07/31/2004              9,623                   9,388
10/31/2004              9,820                   9,674

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04
1-Year 6.89%   5-Year N/A   Since Inception (3/1/01) -0.49%


                 14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Quest Opportunity Value Fund SM (Class Y)
S&P 500 Index

                                   [GRAPHIC]
            EDGAR REPRESENTATION OF NUMBERS USED IN PRINTED GRAPHIC

                 Oppenheimer Quest
                 Opportunity Value
                 Fund SM (Class Y)         S&P 500 Index
12/16/1996            $10,000                 $10,000
01/31/1997             10,635                  10,624
04/30/1997             10,531                  10,881
07/31/1997             12,215                  13,019
10/31/1997             11,951                  12,531
01/31/1998             12,353                  13,482
04/30/1998             13,636                  15,349
07/31/1998             13,109                  15,532
10/31/1998             12,713                  15,289
01/31/1999             13,216                  17,866
04/30/1999             14,712                  18,700
07/31/1999             14,343                  18,670
10/31/1999             14,841                  19,212
01/31/2000             14,361                  19,713
04/30/2000             14,408                  20,593
07/31/2000             13,985                  20,344
10/31/2000             15,331                  20,380
01/31/2001             16,080                  19,536
04/30/2001             16,332                  17,923
07/31/2001             16,261                  17,431
10/31/2001             14,951                  15,308
01/31/2002             15,225                  16,383
04/30/2002             14,965                  15,661
07/31/2002             13,377                  13,314
10/31/2002             12,807                  12,997
01/31/2003             12,538                  12,614
04/30/2003             12,997                  13,578
07/31/2003             13,892                  14,730
10/31/2003             14,724                  15,698
01/31/2004             15,835                  16,972
04/30/2004             15,340                  16,683
07/31/2004             15,624                  16,669
10/31/2004             15,963                  17,176

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/04
1-Year  8.42%   5-Year  1.47%   Since Inception (12/16/96)  6.12%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.

                 15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
NOTES
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Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor during the reporting period is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager during the period is employed by the Fund's subadvisor.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                 16 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (5/1/04)         (10/31/04)     OCTOBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,040.10       $ 6.69
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,018.60         6.62
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,036.10        10.75
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,014.63        10.64
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,035.90        10.49
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,014.88        10.38
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,037.90         8.64
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,016.69         8.55
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,040.60         5.92
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,019.36         5.85

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended october 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.30%
------------------------
Class B        2.09
------------------------
Class C        2.04
------------------------
Class N        1.68
------------------------
Class Y        1.15

The expense ratios reflect voluntary waivers or reimbursements of expenses by the fund's manager and transfer agent that can be terminated at any time, without advance notice. The "financial highlights" tables in the fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------

                 19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                         VALUE
                                                 SHARES             SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--88.4%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--11.9%
--------------------------------------------------------------------------------
 AUTOMOBILES--0.4%
 Honda Motor Co.
 Ltd., Sponsored
 ADR                                           295,000            $  7,165,550
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--4.0%
 Carnival Corp.                                664,400              33,592,064
--------------------------------------------------------------------------------
 Marriott
 International, Inc.,
 Cl. A                                         840,900              45,820,641
                                                                  --------------
                                                                    79,412,705

--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.7%
 Mattel, Inc.                                  778,000              13,622,780
--------------------------------------------------------------------------------
 MEDIA--3.1%
 EchoStar
 Communications
 Corp., Cl. A 1                                346,000              10,940,520
--------------------------------------------------------------------------------
 Liberty Media
 Corp., Cl. A 1                              2,011,000              17,938,120
--------------------------------------------------------------------------------
 Omnicom Group,
 Inc.                                           80,600               6,359,340
--------------------------------------------------------------------------------
 Time Warner, Inc. 1                           897,000              14,926,080
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B                           340,000              12,406,600
                                                                  --------------
                                                                    62,570,660

--------------------------------------------------------------------------------
 MULTILINE RETAIL--1.6%
 Dollar General
 Corp.                                       1,693,300              32,596,025
--------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.1%
 Home Depot, Inc.                              357,000              14,665,560
--------------------------------------------------------------------------------
 Office Depot, Inc. 1                        1,653,900              26,776,641
                                                                  --------------
                                                                    41,442,201

--------------------------------------------------------------------------------
 CONSUMER STAPLES--5.5%
--------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--4.0%
 Sysco Corp.                                   202,000               6,518,540
--------------------------------------------------------------------------------
 Wal-Mart
 Stores, Inc.                                1,367,000              73,708,640
                                                                  --------------
                                                                    80,227,180

                                                                         VALUE
                                                 SHARES             SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD PRODUCTS--1.5%
 Dean Foods Co. 1                              996,700            $ 29,751,495
--------------------------------------------------------------------------------
 ENERGY--9.8%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--2.3%
 Nabors Industries
 Ltd. 1                                        942,000              46,271,040
--------------------------------------------------------------------------------
 OIL & GAS--7.5%
 BP plc, ADR                                   870,500              50,706,625
--------------------------------------------------------------------------------
 ConocoPhillips                                641,100              54,051,141
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                             886,000              43,608,920
                                                                  --------------
                                                                   148,366,686

--------------------------------------------------------------------------------
 FINANCIALS--18.3%
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--5.1%
 Citigroup, Inc.                               942,133              41,802,441
--------------------------------------------------------------------------------
 Merrill Lynch
 & Co., Inc.                                   388,000              20,928,720
--------------------------------------------------------------------------------
 Morgan Stanley                                249,000              12,721,410
--------------------------------------------------------------------------------
 Schwab (Charles)
 Corp.                                       2,903,000              26,562,450
                                                                  --------------
                                                                   102,015,021

--------------------------------------------------------------------------------
 INSURANCE--5.7%
 AFLAC, Inc.                                 1,433,000              51,416,040
--------------------------------------------------------------------------------
 UnumProvident
 Corp.                                         726,000               9,917,160
--------------------------------------------------------------------------------
 XL Capital Ltd.,
 Cl. A                                         703,000              50,967,500
                                                                  --------------
                                                                   112,300,700

--------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--7.5%
 Fannie Mae                                  1,070,000              75,060,500
--------------------------------------------------------------------------------
 Freddie Mac                                 1,112,200              74,072,520
                                                                  --------------
                                                                   149,133,020

--------------------------------------------------------------------------------
 HEALTH CARE--12.2%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.8%
 Amgen, Inc. 1                                 180,000              10,224,000
--------------------------------------------------------------------------------
 Wyeth                                       1,138,200              45,129,630
                                                                  --------------
                                                                    55,353,630



                 20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                                         VALUE
                                                 SHARES             SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.6%
 Anthem, Inc. 1                                642,000            $ 51,616,800
--------------------------------------------------------------------------------
 PHARMACEUTICALS--6.8%
 Pfizer, Inc.                                2,360,000              68,322,000
--------------------------------------------------------------------------------
 Sanofi-Aventis
 SA, ADR                                     1,803,000              65,809,500
                                                                  --------------
                                                                   134,131,500

--------------------------------------------------------------------------------
 INDUSTRIALS--8.0%
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.3%
 ChoicePoint, Inc. 1                           628,100              26,147,803
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--6.7%
 General Electric Co.                        2,706,900              92,359,428
--------------------------------------------------------------------------------
 Tyco International
 Ltd.                                        1,274,000              39,685,100
                                                                  --------------
                                                                   132,044,528

--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--12.9%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--4.4%
 Cisco Systems, Inc. 1                         789,000              15,156,690
--------------------------------------------------------------------------------
 JDS Uniphase
 Corp. 1                                     6,777,600              21,484,992
--------------------------------------------------------------------------------
 Nokia Corp.,
 Sponsored ADR                               3,300,000              50,886,000
                                                                  --------------
                                                                    87,527,682

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--2.0%
 EMC Corp. 1                                 1,837,000              23,642,190
--------------------------------------------------------------------------------
 International
 Business Machines
 Corp.                                         188,000              16,873,000
                                                                  --------------
                                                                    40,515,190

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
 Agilent
 Technologies, Inc. 1                          324,000               8,119,440


                                                                         VALUE
                                                 SHARES             SEE NOTE 1
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
 Agere Systems,
 Inc., Cl. A 1                               1,455,900            $  1,761,639
--------------------------------------------------------------------------------
 Applied
 Materials, Inc. 1                           1,464,000              23,570,400
--------------------------------------------------------------------------------
 Intel Corp.                                   869,000              19,343,940
--------------------------------------------------------------------------------
 Texas Instruments,
 Inc.                                        1,215,000              29,706,750
                                                                  --------------
                                                                    74,382,729

--------------------------------------------------------------------------------
 SOFTWARE--2.3%
 Cadence Design
 Systems, Inc. 1                             1,282,300              15,951,812
--------------------------------------------------------------------------------
 Dassault Systemes
 SA, ADR                                       578,866              29,319,563
                                                                  --------------
                                                                    45,271,375

--------------------------------------------------------------------------------
 MATERIALS--9.8%
--------------------------------------------------------------------------------
 METALS & MINING--6.7%
 Alcan, Inc.                                   955,000              44,235,600
--------------------------------------------------------------------------------
 Alcoa, Inc.                                   651,000              21,157,500
--------------------------------------------------------------------------------
 Inco Ltd. 1                                 1,373,200              48,611,280
--------------------------------------------------------------------------------
 Nucor Corp.                                   438,000              18,496,740
                                                                  --------------
                                                                   132,501,120

--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--3.1%
 International
 Paper Co.                                   1,230,000              47,367,300
--------------------------------------------------------------------------------
 MeadWestvaco
 Corp.                                         491,000              15,481,230
                                                                  --------------
                                                                    62,848,530
                                                                  --------------
 Total Common Stocks
 (Cost $1,590,170,241)                                           1,755,335,390


                 21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                              PRINCIPAL                  VALUE
                                               AMOUNT               SEE NOTE 1
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--3.7%

 U.S. Treasury Nts.,
 5.75%, 11/15/05
 (Cost $72,390,137)                        $70,000,000            $ 72,523,850

--------------------------------------------------------------------------------
 SHORT-TERM NOTES--6.3%

 American Express
 Credit Corp.,
 1.81%, 11/29/04                            25,000,000              24,964,806
--------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.69%, 11/1/04                             25,049,000              25,049,000
 1.72%, 11/17/04                            50,000,000              49,961,778
 1.75%, 11/12/04                            25,000,000              24,986,937
                                                                  --------------
 Total Short-Term Notes
 (Cost $124,962,521)                                               124,962,521

--------------------------------------------------------------------------------
 Total Investments,
 at Value (excluding
 investments
 purchased with
 cash collateral from
 securities loaned)
 (Cost $1,787,522,899)                                           1,952,821,761

--------------------------------------------------------------------------------
 INVESTMENTS PURCHASED WITH CASH COLLATERAL
 FROM SECURITIES LOANED--1.5%
--------------------------------------------------------------------------------
 MASTER FLOATING NOTE--0.2%
 Merrill Lynch
 Mortgage Capital 2                          3,500,000               3,500,000
--------------------------------------------------------------------------------
 MEDIUM-TERM FLOATING NOTE--0.1%
 American Express
 Credit Corp. 2                              1,833,484               1,833,484


                                              PRINCIPAL                  VALUE
                                               AMOUNT               SEE NOTE 1
--------------------------------------------------------------------------------
 TIME DEPOSIT--0.1%
 Bank Nederlandse
 Gemeenten BNG 2                           $ 3,000,000          $    3,000,000
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--1.1%
 Greenwich Capital 2                        11,273,653              11,273,653
--------------------------------------------------------------------------------
 UBS Securities LLC 2                       10,813,000              10,813,000
                                                                  --------------
                                                                    22,086,653
                                                                  --------------
 Total Investments Purchased
 with Cash Collateral from
 Securities Loaned
 (Cost $30,420,137)                                                 30,420,137

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $1,817,943,036)                           99.9%           1,983,241,898
--------------------------------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                               0.1                1,664,500
                                               ---------------------------------
 NET ASSETS                                     100.0%          $1,984,906,398
                                               =================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  OCTOBER 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (including securities loaned of $80,709,365)
 (cost $1,817,943,036)--see accompanying statement of investments                           $ 1,983,241,898
-------------------------------------------------------------------------------------------------------------
 Cash                                                                                             1,111,701
-------------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                                51,723,190
-------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                33,748,146
 Interest and dividends                                                                           4,009,988
 Shares of beneficial interest sold                                                                 364,763
 Other                                                                                               53,216
                                                                                            -----------------
 Total assets                                                                                 2,074,252,902

-------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Return of collateral for securities loaned                                                      82,143,327
-------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                           5,690,212
 Distribution and service plan fees                                                                 409,956
 Transfer and shareholder servicing agent fees                                                      397,156
 Trustees' compensation                                                                             388,731
 Shareholder communications                                                                         205,484
 Management and administrative fees                                                                     170
 Other                                                                                              111,468
                                                                                            -----------------
 Total liabilities                                                                               89,346,504

-------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                 $ 1,984,906,398
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                                 $       616,594
-------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                   1,682,451,897
-------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                1,244,760
-------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments                                                   135,294,285
-------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                     165,298,862
                                                                                            -----------------
 NET ASSETS                                                                                 $ 1,984,906,398
                                                                                            =================


                 23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $1,459,052,719 and
 45,022,154 shares of beneficial interest outstanding)                                                 $32.41
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)       $34.39
--------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $278,215,116 and 8,817,935 shares
 of beneficial interest outstanding)                                                                   $31.55
--------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $190,425,569 and 6,048,373 shares
 of beneficial interest outstanding)                                                                   $31.48
--------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $26,381,907 and 822,988 shares
 of beneficial interest outstanding)                                                                   $32.06
--------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets
 of $30,831,087 and 947,983 shares of beneficial interest outstanding)                                 $32.52


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  FOR THE YEAR ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $437,088)                                      $   25,995,766
---------------------------------------------------------------------------------------------------------------
 Interest                                                                                           6,172,602
---------------------------------------------------------------------------------------------------------------
 Portfolio lending fees                                                                               349,152
                                                                                               ----------------
 Total investment income                                                                           32,517,520

---------------------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                                   17,071,617
---------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                            3,706,206
 Class B                                                                                            3,431,214
 Class C                                                                                            2,030,004
 Class N                                                                                              118,228
---------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                            3,412,981
 Class B                                                                                              748,523
 Class C                                                                                              434,435
 Class N                                                                                               94,438
 Class Y                                                                                              103,423
---------------------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                              212,461
 Class B                                                                                              182,820
 Class C                                                                                               30,782
 Class N                                                                                                1,552
---------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                96,432
---------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                           31,240
---------------------------------------------------------------------------------------------------------------
 Other                                                                                                238,053
                                                                                               ----------------
 Total expenses                                                                                    31,944,409
 Less reduction to custodian expenses                                                                  (6,430)
 Less payments and waivers of expenses                                                                (22,394)
                                                                                               ----------------
 Net expenses                                                                                      31,915,585

---------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                                601,935

---------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain on:
 Investments                                                                                      265,973,218
 Net increase from payment by affiliate                                                             1,620,795
                                                                                               ----------------
 Net realized gain                                                                                267,594,013
---------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                            (103,338,932)

---------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $  164,857,016
                                                                                               ================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 YEAR ENDED OCTOBER 31,                                                                 2004               2003
-----------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                       $       601,935     $    5,714,355
-----------------------------------------------------------------------------------------------------------------
 Net realized gain                                                               267,594,013         83,270,706
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                          (103,338,932)       186,989,138
                                                                             ------------------------------------
 Net increase in net assets resulting from operations                            164,857,016        275,974,199

-----------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                          (3,608,269)       (11,712,436)
 Class B                                                                                  --                 --
 Class C                                                                                  --           (389,823)
 Class N                                                                              (2,466)          (132,979)
 Class Y                                                                            (113,219)          (317,784)

-----------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                         (84,052,807)        75,115,637
 Class B                                                                        (174,228,779)      (328,186,775)
 Class C                                                                         (29,787,194)       (23,354,332)
 Class N                                                                           5,217,886          2,256,746
 Class Y                                                                          (1,652,234)         1,839,588

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                                                                 (123,370,066)        (8,907,959)
-----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                           2,108,276,464      2,117,184,423
                                                                             ------------------------------------
 End of period (including accumulated net investment income
 of $1,244,760 and $3,284,257, respectively)                                 $ 1,984,906,398     $2,108,276,464
                                                                             ====================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS  A        YEAR ENDED OCTOBER 31,                             2004           2003           2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 30.00        $ 26.41        $ 31.30        $ 36.04      $ 39.96
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .07 1          .14            .24            .33          .59
 Net realized and unrealized gain (loss)                           2.41           3.71          (4.74)         (1.19)         .34
                                                                --------------------------------------------------------------------
 Total from investment operations                                  2.48           3.85          (4.50)          (.86)         .93
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.07)          (.26)          (.39)          (.58)        (.20)
 Distributions from net realized gain                                --             --             --          (3.30)       (4.65)
                                                                --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.07)          (.26)          (.39)         (3.88)       (4.85)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $ 32.41        $ 30.00        $ 26.41        $ 31.30      $ 36.04
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                8.30%         14.70%        (14.60)%        (2.79)%       2.82%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                    $1,459,053     $1,429,157     $1,181,014     $1,285,953   $1,325,552
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $1,497,594     $1,292,117     $1,300,422     $1,348,895   $1,486,116
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                             0.23%          0.53%          0.82%          1.01%        1.42%
 Total expenses                                                    1.32% 4,5      1.44% 4,5      1.52% 4,5      1.51% 4      1.53% 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             64%            63%            73%            42%          63%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------


CLASS B         YEAR ENDED OCTOBER 31,                             2004           2003           2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 29.36        $ 25.79        $ 30.56        $ 35.25      $ 39.19
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                      (.17) 1        (.11)           .03            .15          .32
 Net realized and unrealized gain (loss)                           2.36           3.68          (4.63)         (1.20)         .39
                                                                --------------------------------------------------------------------
 Total from investment operations                                  2.19           3.57          (4.60)         (1.05)         .71
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --             --           (.17)          (.34)          --
 Distributions from net realized gain                                --             --             --          (3.30)       (4.65)
                                                                --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                     --             --           (.17)         (3.64)       (4.65)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $ 31.55        $ 29.36        $ 25.79        $ 30.56      $ 35.25
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                7.46%         13.84%        (15.16)%        (3.40)%       2.23%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                      $278,215       $424,121       $693,380      $1,157,671  $1,393,095
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $342,847       $527,653       $981,593      $1,326,222  $1,585,561
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                     (0.54)%        (0.19)%         0.17%           0.42%       0.82%
 Total expenses                                                    2.11% 4,5      2.20% 4,5      2.17% 4,5       2.11% 4     2.13% 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             64%            63%            73%             42%         63%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND



 CLASS C                YEAR ENDED OCTOBER 31,                     2004           2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 29.29        $ 25.77       $ 30.55        $ 35.24       $ 39.17
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                      (.16) 1        (.06)          .05            .14           .35
 Net realized and unrealized gain (loss)                           2.35           3.63         (4.65)         (1.18)          .37
                                                                --------------------------------------------------------------------
 Total from investment operations                                  2.19           3.57         (4.60)         (1.04)          .72
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --           (.05)         (.18)          (.35)           --
 Distributions from net realized gain                                --             --            --          (3.30)        (4.65)
                                                                --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                     --           (.05)         (.18)         (3.65)        (4.65)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $ 31.48        $ 29.29       $ 25.77        $ 30.55       $ 35.24
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                7.48%         13.88%       (15.16)%        (3.37)%        2.26%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                      $190,426       $205,336      $203,490       $257,556      $287,103
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $203,073       $198,226      $245,055       $280,327      $336,213
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                     (0.51)%        (0.19)%        0.18%          0.41%         0.86%
 Total expenses                                                    2.06% 4,5      2.17% 4,5     2.16% 4,5      2.11% 4       2.08% 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             64%            63%           73%            42%           63%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------


CLASS N                 YEAR ENDED OCTOBER 31,                     2004           2003          2002           2001 1
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 29.72        $ 26.21       $ 31.26        $ 33.48
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                      (.05) 2         .09           .49            .03
 Net realized and unrealized gain (loss)                           2.39           3.65         (5.02)         (2.25)
                                                                -------------------------------------------------------
 Total from investment operations                                  2.34           3.74         (4.53)         (2.22)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                -- 3         (.23)         (.52)            --
 Distributions from net realized gain                                --             --            --             --
                                                                -------------------------------------------------------
 Total dividends and/or distributions to shareholders                --           (.23)         (.52)            --
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $ 32.06        $ 29.72       $ 26.21        $ 31.26
                                                                =======================================================

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 4                                7.89%         14.39%       (14.78)%        (6.63)%

-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                       $26,382        $19,538       $14,843         $2,292
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $23,702        $17,677       $10,295         $  646
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 5
 Net investment income (loss)                                     (0.15)%         0.23%         0.55%          0.47%
 Total expenses                                                    1.73%          2.14%         1.76%          1.63%
 Expenses after payments and waivers and
 reduction to custodian expenses                                   1.69%          1.73%          N/A 6,7        N/A 6
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             64%            63%           73%            42%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Less than $0.005 per share.
4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
5. Annualized for periods of less than one full year.
6. Reduction to custodian expenses less than 0.01%.
7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  30 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND


CLASS Y       YEAR ENDED OCTOBER 31,                               2004           2003          2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 30.11        $ 26.53       $ 31.40        $ 36.21      $ 40.17
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .12 1          .20           .56            .45          .71
 Net realized and unrealized gain (loss)                           2.41           3.72         (4.99)         (1.21)         .39
                                                                --------------------------------------------------------------------
 Total from investment operations                                  2.53           3.92         (4.43)          (.76)        1.10
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.12)          (.34)         (.44)          (.75)        (.41)
 Distributions from net realized gain                                --             --            --          (3.30)       (4.65)
                                                                --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.12)          (.34)         (.44)         (4.05)       (5.06)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $ 32.52        $ 30.11       $ 26.53        $ 31.40      $ 36.21
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                8.42%         14.97%       (14.34)%        (2.48)%       3.30%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                       $30,831        $30,124       $24,458        $46,942      $39,945
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $30,649        $27,078       $28,726        $45,797      $43,926
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                             0.38%          0.74%         1.17%          1.32%        1.87%
 Total expenses                                                    1.16%          1.33%         1.34%          1.17%        1.07%
 Expenses after payments and waivers and
 reduction to custodian expenses                                    N/A 4         1.23%         1.23%           N/A 4        N/A 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             64%            63%           73%            42%          63%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  31 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair


                 32 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
 value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.
    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                 33 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued


                                                                         NET UNREALIZED
                                                                           APPRECIATION
                                                                       BASED ON COST OF
                                                                         SECURITIES AND
              UNDISTRIBUTED    UNDISTRIBUTED         ACCUMULATED      OTHER INVESTMENTS
              NET INVESTMENT       LONG-TERM                LOSS     FOR FEDERAL INCOME
              INCOME                    GAIN    CARRYFORWARD 1,2           TAX PURPOSES
              -------------------------------------------------------------------------
              $1,629,195        $135,294,288                 $--           $165,298,862

 1. During the fiscal year ended October 31, 2004, the Fund utilized $110,007,031 of capital loss carryforward to offset capital gains realized in that fiscal year.
 2. During the fiscal year ended October 31, 2003, the Fund utilized $72,470,684 of capital loss carryforward to offset capital gains realized in that fiscal year.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.


                                          INCREASE TO             REDUCTION TO
                                          ACCUMULATED          ACCUMULATED NET
                 INCREASE TO           NET INVESTMENT            REALIZED GAIN
                 PAID-IN CAPITAL               INCOME         ON INVESTMENTS 3
                 -------------------------------------------------------------
                 $20,222,688               $1,082,522              $21,305,210

 3. $20,222,688, including $19,684,415 of long-term capital gain, was distributed in connection with Fund share redemptions.

 The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                    YEAR ENDED        YEAR ENDED
                                              OCTOBER 31, 2004  OCTOBER 31, 2003
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                    $3,723,954       $12,553,022

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 34 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                 Federal tax cost of securities     $1,817,943,036
                                                    ==============
                 Gross unrealized appreciation      $  214,937,642
                 Gross unrealized depreciation         (49,638,780)
                                                    --------------
                 Net unrealized appreciation        $  165,298,862
                                                    ==============
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $38,787 and payments of $8,954 were made to retired trustees, resulting in an accumulated liability of $371,627 as of October 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

                 35 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                  YEAR ENDED OCTOBER 31, 2004           YEAR ENDED OCTOBER 31, 2003
                                    SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------
 CLASS A
 Sold                            8,115,941    $   257,114,536         15,512,162    $   418,441,325
 Dividends and/or
 distributions reinvested          110,183          3,344,067            414,020         10,892,875
 Redeemed                      (10,835,364)      (344,511,410)       (13,009,920)      (354,218,563)
                               ----------------------------------------------------------------------
 Net increase (decrease)        (2,609,240)   $   (84,052,807)         2,916,262    $    75,115,637
                               ======================================================================

-----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                            1,110,689    $    34,361,333          1,759,775    $    46,740,716
 Dividends and/or
 distributions reinvested               --                 --                 --                 --
 Redeemed                       (6,736,531)      (208,590,112)       (14,198,043)      (374,927,491)
                               ----------------------------------------------------------------------
 Net decrease                   (5,625,842)   $  (174,228,779)       (12,438,268)   $  (328,186,775)
                               ======================================================================

-----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                              584,805    $    18,064,684            839,530    $    22,356,887
 Dividends and/or
 distributions reinvested               --                 --             13,425            347,059
 Redeemed                       (1,546,263)       (47,851,878)        (1,738,392)       (46,058,278)
                               ----------------------------------------------------------------------
 Net decrease                     (961,458)   $   (29,787,194)          (885,437)   $   (23,354,332)
                               ======================================================================

-----------------------------------------------------------------------------------------------------
 CLASS N
 Sold                              332,734    $    10,461,951            313,856    $     8,489,890
 Dividends and/or
 distributions reinvested               81              2,455              5,090            132,970
 Redeemed                         (167,204)        (5,246,520)          (227,811)        (6,366,114)
                               -----------------------------------------------------------------------
 Net increase                      165,611    $     5,217,886             91,135    $     2,256,746
                               =======================================================================

------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                              247,467    $     7,884,122            360,532    $     9,593,522
 Dividends and/or
 distributions reinvested            3,721            113,218             12,055            317,784
 Redeemed                         (303,824)        (9,649,574)          (293,840)        (8,071,718)
                               ------------------------------------------------------------------------
 Net increase (decrease)           (52,636)   $    (1,652,234)            78,747    $     1,839,588
                               ========================================================================


                 36 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended October 31, 2004, were $1,289,314,372 and $1,257,623,299, respectively. There were sales of $337,180,094 of U.S. government and government agency obligations for the year ended October 31, 2004.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 0.85% of the first $1 billion of average annual net assets of the Fund, 0.80% of the next $500 million, 0.75% of the next $500 million, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% of average annual net assets in excess of $4 billion. From June 15, 2003 through December 31, 2003, the annual advisory fee rate was: 0.91% of the first $400 million of average annual net assets of the Fund, 0.86% of the next $400 million, 0.85% of the next $200 million, 0.81% of the next $2 billion, 0.70% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion.
--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.
--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the year ended October 31, 2004, the Manager paid $5,758,487 to the Sub-Advisor for its services to the Fund.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $4,870,162 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to

                 37 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class C and Class N shares were $6,432,924 and $493,309, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                            CLASS A           CLASS B          CLASS C         CLASS N
                           CLASS A       CONTINGENT        CONTINGENT       CONTINGENT      CONTINGENT
                         FRONT-END         DEFERRED          DEFERRED         DEFERRED        DEFERRED
                     SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES   SALES CHARGES
                       RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY     RETAINED BY
 YEAR ENDED            DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
 October 31, 2004         $410,667          $21,040          $641,979          $11,221          $9,198
--------------------------------------------------------------------------------------------------------

 PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $1,620,795, an amount equivalent to certain of such commissions incurred in prior years.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $5,767, $4,532, $1,081 and $11,014 for Class A, Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

                 38 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
 5. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of October 31, 2004, the Fund had on loan securities valued at $80,709,365. Cash of $82,143,327 was received as collateral for the loans, of which $30,420,137 has been invested in approved instruments.

--------------------------------------------------------------------------------
 6. LITIGATION
 Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.
    OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

--------------------------------------------------------------------------------
 7. SUBSEQUENT EVENT
The subadvisory agreement between the Manager and OpCap Advisors will terminate on December 31, 2004. Effective January 1, 2005, the Manager will assume day-to-day investment management of the Fund.

                  39 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER QUEST FOR VALUE FUNDS:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Opportunity Value Fund, (one of the portfolios constituting the Oppenheimer Quest For Value Funds) including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Opportunity Value Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


 KPMG LLP

 Denver, Colorado
 December 16, 2004


                  40 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.0749, $0.0035 and $0.1164 per share were paid to Class A, Class N and Class Y shareholders, respectively, on December 10, 2003, all of which was designated as ordinary income for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
    Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $25,649,510 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                  41 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  42 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
FUND, LENGTH OF SERVICE, AGE              TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                               THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                                  80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, RETIREMENT,
                                          DEATH OR REMOVAL.

THOMAS W. COURTNEY,                       Principal of Courtney Associates, Inc. (venture capital firm); former General Partner of
Chairman of the Board of                  Trivest Venture Fund (private venture capital fund); former President of Investment
Trustees, Trustee (since 1987)            Counseling Federated Investors, Inc.; Trustee of the following open-end investment
Age: 71                                   companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free Trust of Arizona and 4 funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                          Principal of Clinton Management Associates, a financial and venture capital consulting
Trustee (since 1987)                      firm; Trustee of the following open-end investment companies: Trustee of Capital Cash
Age: 73                                   Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and Narragansett Insured Tax-Free
                                          Income Fund. Formerly a director of OCC Cash Reserves, Inc. (open-end investment company)
                                          (1989-December 2002). Oversees 11 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                          A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)                      OppenheimerFunds complex.
Age: 71

LACY B. HERRMANN,                         Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring
Trustee (since 1987)                      organization and manager, administrator and/or sub-adviser to the following open-end
Age: 75                                   investment companies, and Chairman of the Board of Trustees and President of each:
                                          Churchill Cash Reserves Trust, Aquila-Cascadia Equity Fund, Cash Assets Trust, Prime Cash
                                          Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Churchill
                                          Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free
                                          Trust of Arizona, and Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice
                                          President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital
                                          Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors;
                                          President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT;
                                          Chairman, President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Trustee Emeritus of
                                          Brown University. Formerly Chairman of the Board of Trustees and President of Hawaiian
                                          Tax-Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

BRIAN WRUBLE,                             General Partner (since September 1995) of Odyssey Partners, L.P. (hedge funds in
Trustee (since 2001)                      distribution since 1/1/97); Director (since September 2004) of Special Value Opportunities
Age: 61                                   Fund, LLC; Investment Advisory Board (since October 2004) of Zurich Financial Services;
                                          Board of Governing Trustees (since August 1990) of The Jackson Laboratory (genetics laboratory, non profit); Trustee (since May 1992) of Institute for Advanced Study
                                          (educational institute); Formerly Special Limited Partner (1999-2004) and Managing
                                          Principal (through December 1998) of Odyssey Investment Partners, LLC (private equity investment); Trustee (2000-2002) of Research Foundation of AIMR (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (economics research) (August 1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.


                  43 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                  THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MURPHY AND ZACK,
                                          TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, AND
                                          FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH
                                          OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS EARLIER RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                           Chairman, Chief Executive Officer and director (since June 2001) and President (since
President (since 2001)                    September 2000) of the Manager; President and a director or trustee of other Oppenheimer
Age: 55                                   funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the
                                          Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds
                                          Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                          of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                          OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI
                                          Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                                          Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                          2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                          July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                          Oppenheimer Real Asset Management, Inc.; Executive Vice President (since February 1997) of
                                          Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director
                                          (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of
                                          Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly,
                                          Chief Operating Officer (September 2000-June 2001) of the Manager; President and trustee
                                          (November 1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                          Funds (open-end investment companies); a director (September 1999-August 2000) of C.M.
                                          Life Insurance Company; President, Chief Executive Officer and director
                                          (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                          1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 63 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.

BRIAN W. WIXTED,                          Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)                    HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                                   Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
                                          Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since
                                          March 2000), of OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                                          2000), of OFI Institutional Asset Management, Inc. (since November 2000), and of
                                          OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since June 2003);
                                          Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                                          Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation
                                          (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                          Principal and Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                                          Company-Mutual Fund Services Division. An officer of 84 portfolios in the OppenheimerFunds complex.

                  44 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND


ROBERT G. ZACK,                           Executive Vice President (since January 2004) and General Counsel (since February 2002) of
Secretary (since 2001)                    the Manager; General Counsel and a director (since November 2001) of the Distributor;
Age: 56                                   General Counsel (since November 2001) of Centennial Asset Management Corporation; Senior
                                          Vice President and General Counsel (since November 2001) of HarbourView Asset Management
                                          Corporation; Secretary and General Counsel (since November 2001) of Oppenheimer
                                          Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                          OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and a
                                          director (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                                          (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice President,
                                          General Counsel and a director (since November 2001) of Shareholder Financial Services,
                                          Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                                          Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior Vice
                                          President and General Counsel (since November 2001) of OFI Institutional Asset Management,
                                          Inc.; a director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                          Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                          2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                          Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                          Services, Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd.
                                          (October 1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                         Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice
Vice President and                        President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer                  Management Corporation and Shareholder Services, Inc. Formerly (until February 2004) Vice
(since 2004)                              President and Director of Internal Audit of the Manager. An officer of 84 portfolios in
Age: 54                                   the OppenheimerFunds complex.




THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  45 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $25,000 in fiscal 2004 and $25,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal year 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $248 in fiscal 2004 and $328 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include the cost to the principal accountant of attending audit committee meetings.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,748 in fiscal 2004 and $5,328 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)